Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001418144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
PowerShares Active Low Duration Fund (Prospectus Summary) | PowerShares Active Low Duration Fund | PowerShares Active Low Duration Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLK
PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund | PowerShares Active Mega Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMA
PowerShares Active U.S. Real Estate Fund (Prospectus Summary) | PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSR

PowerShares Active Low Duration Fund (Prospectus Summary) | PowerShares Active Low Duration Fund
PowerShares Active Low Duration Fund
Investment Objective
The investment objective of the PowerShares Active Low Duration Fund (the "Fund") is total return.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Active Low Duration Fund
Management Fees (unitary management fee)	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Active Low Duration Fund	30	93	163	368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in a portfolio of U.S. government, corporate and agency debt securities. The Fund seeks to outperform its benchmark index, the Barclays Capital 1-3 Year U.S. Treasury Index, by analyzing a variety of specific factors affecting the return on investments relative to the benchmark index and by applying an actively managed portfolio construction and security selection total return strategy. The Fund allocates its investments between U.S. government, corporate and agency debt securities based on current market conditions. There is no minimum or maximum percentage that may be allocated among these investments. In constructing the Fund's portfolio, Invesco
Advisers, Inc. ("Invesco" or the "Sub-Adviser") considers macro-economic and sector level factors such as economic or political conditions and monetary policy, as well as issuer-specific factors such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement.
Invesco focuses on securities that it believes have favorable prospects for exceeding the benchmark index's returns.

In implementing its investment strategy, the Fund currently intends to invest in
U.S. Treasury futures and may do so with respect to the entire portfolio. The
Fund also may invest without limitation in other derivative instruments including, among others, swaps (including interest rate, total return and credit default swaps), put options, call options, futures contracts and options on futures contracts, convertible securities, structured notes, reverse repurchase agreements and dollar rolls. Derivative instruments may have the effect of leveraging the Fund's portfolio. The Fund's investments in derivative instruments will be counted toward its policy to invest 80% of its assets in
U.S. government, corporate and agency debt securities to the extent that these derivative instruments have economic characteristics similar to the securities included within that policy.

Invesco will consider selling a particular security when the risks applicable to that security become unfavorable relative to that security's expected return.

Under normal market conditions, the Fund's effective duration, as estimated by the Fund's portfolio managers, will be in the range of zero to three years.
Effective duration is a measure of the Fund's price sensitivity to changes in interest rates.

The Fund may invest up to 25% of its total assets in non-investment grade securities, commonly known as "junk bonds," as determined at the time of purchase. A fixed-income security is considered non-investment grade if it is rated below "Baa3" by Moody's Investors Service, Inc., or below "BBB-" by
Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., or below "BBB-" by Fitch Ratings, Inc., or, if unrated, if the Sub-Adviser determines it to be of comparable credit quality at the time the investment is made.

The Fund typically maintains a portion of its assets in cash, which generally will be invested in either cash instruments or unaffiliated money market funds.
The Fund will hold cash to handle its daily cash needs, which include payment of
Fund expenses and securities transactions expenses. The amount of cash the Fund holds may increase if the Fund takes a temporary defensive position. The Fund may take a temporary defensive position if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions. Maintaining a larger proportion of the Fund's assets in cash rather than securities could negatively impact the Fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the
Fund's losses in the event of falling market prices and provide liquidity to make additional investments.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the
Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the price of most fixed-income securities goes down. When the general level of interest rates goes down, the price of most fixed-income securities goes up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Non-Investment Grade Securities Risk. The Fund may invest up to 25% of its total assets in junk bonds, which are considered speculative. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which non-investment grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular non-investment grade security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value ("NAV") of the Fund's Shares. Adverse publicity and investor perceptions may decrease the values and liquidity of non-investment grade securities.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions partially for cash and partially in-kind, rather than principally for in-kind securities, because of the nature of the Fund's investments. Because the Fund currently intends to effect redemptions partially for cash, rather than principally in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption entirely in-kind, and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an entirely in-kind redemption process.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks.
Mortgage-backed securities have different risk characteristics than traditional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Prepayment risk includes the possibility that, as interest rates fall, securities with stated
interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Certain mortgage-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities.

Asset-Backed Securities Risk. The Fund may invest in asset-backed securities, which have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but they may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments.
Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, also may influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Certain asset-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities.

Derivatives Risk. The Fund may invest in derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid. Many derivative transactions are entered into "over-the-counter" (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund's counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund's contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Derivatives may be more difficult to purchase, sell or value than other investments.

Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests and incur higher taxes.

Counterparty Risk. To the extent that the Fund engages in over-the-counter derivative transactions, it will be subject to credit risk with respect to the counterparties. The Fund may obtain only a limited recovery, or no recovery, or may experience significant delays in obtaining recovery, under derivative contracts if a counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under a derivative contract.

Leverage Risk. The Fund may engage in transactions, including the use of derivatives, that may give rise to a form of leverage, which may impair the
Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise cause it to not achieve its intended objective.
Leverage magnifies the potential for gain and the risk of loss. If the Fund uses leverage, there can be no assurance that the Fund's leverage strategy will be successful. Leverage may cause the Fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Fund's Shares will decrease faster than if the Fund had not used leverage. To mitigate leveraging risk, the Fund will earmark liquid assets or establish a segregated account or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements.

Risks of Investing in U.S. Treasury Futures. The Fund may invest in futures contracts on U.S. Treasury securities to manage interest rate risk. These futures contracts enable the Fund to buy or sell a U.S. Treasury security in the future at an agreed-upon price and require special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Fund enters into a futures contract on
U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Fund's return. The Fund could also experience losses if the U.S. Treasury securities underlying futures contracts are not correlated closely with the securities held by the Fund or if the Fund is unable to close out a position because the market for such derivatives becomes illiquid.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the Fund's portfolio, the ability of the Fund to value its securities becomes more difficult. As such, the judgment of Invesco PowerShares Capital Management LLC (the "Adviser"),
using fair value procedures adopted by the Board of Trustees (the "Board")
of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"),
may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

Market Risk. Securities in which the Fund invests are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

Best Quarter Worst Quarter 0.87% (3rd Quarter 2009) (0.25)% (4th Quarter 2010)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Active Low Duration Fund	Return Before Taxes	1.31%	1.95%	Apr 11, 2008
PowerShares Active Low Duration Fund After Taxes on Distributions	Return After Taxes on Distributions	0.91%	1.41%	Apr 11, 2008
PowerShares Active Low Duration Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.85%	1.35%	Apr 11, 2008
PowerShares Active Low Duration Fund Barclays Capital 1-3 Year U.S. Treasury Index	Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	1.55%	2.20%	Apr 11, 2008
PowerShares Active Low Duration Fund Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.21%	Apr 11, 2008

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
PowerShares Active Low Duration Fund (Prospectus Summary) | PowerShares Active Low Duration Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Active Low Duration Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the PowerShares Active Low Duration Fund (the "Fund") is total return.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in a portfolio of U.S. government, corporate and agency debt securities. The Fund seeks to outperform its benchmark index, the Barclays Capital 1-3 Year U.S. Treasury Index, by analyzing a variety of specific factors affecting the return on investments relative to the benchmark index and by applying an actively managed portfolio construction and security selection total return strategy. The Fund allocates its investments between U.S. government, corporate and agency debt securities based on current market conditions. There is no minimum or maximum percentage that may be allocated among these investments. In constructing the Fund's portfolio, Invesco
Advisers, Inc. ("Invesco" or the "Sub-Adviser") considers macro-economic and sector level factors such as economic or political conditions and monetary policy, as well as issuer-specific factors such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement.
Invesco focuses on securities that it believes have favorable prospects for exceeding the benchmark index's returns.

In implementing its investment strategy, the Fund currently intends to invest in
U.S. Treasury futures and may do so with respect to the entire portfolio. The
Fund also may invest without limitation in other derivative instruments including, among others, swaps (including interest rate, total return and credit default swaps), put options, call options, futures contracts and options on futures contracts, convertible securities, structured notes, reverse repurchase agreements and dollar rolls. Derivative instruments may have the effect of leveraging the Fund's portfolio. The Fund's investments in derivative instruments will be counted toward its policy to invest 80% of its assets in
U.S. government, corporate and agency debt securities to the extent that these derivative instruments have economic characteristics similar to the securities included within that policy.

Invesco will consider selling a particular security when the risks applicable to that security become unfavorable relative to that security's expected return.

Under normal market conditions, the Fund's effective duration, as estimated by the Fund's portfolio managers, will be in the range of zero to three years.
Effective duration is a measure of the Fund's price sensitivity to changes in interest rates.

The Fund may invest up to 25% of its total assets in non-investment grade securities, commonly known as "junk bonds," as determined at the time of purchase. A fixed-income security is considered non-investment grade if it is rated below "Baa3" by Moody's Investors Service, Inc., or below "BBB-" by
Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., or below "BBB-" by Fitch Ratings, Inc., or, if unrated, if the Sub-Adviser determines it to be of comparable credit quality at the time the investment is made.

The Fund typically maintains a portion of its assets in cash, which generally will be invested in either cash instruments or unaffiliated money market funds.
The Fund will hold cash to handle its daily cash needs, which include payment of
Fund expenses and securities transactions expenses. The amount of cash the Fund holds may increase if the Fund takes a temporary defensive position. The Fund may take a temporary defensive position if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions. Maintaining a larger proportion of the Fund's assets in cash rather than securities could negatively impact the Fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the
Fund's losses in the event of falling market prices and provide liquidity to make additional investments.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the
Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the price of most fixed-income securities goes down. When the general level of interest rates goes down, the price of most fixed-income securities goes up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Non-Investment Grade Securities Risk. The Fund may invest up to 25% of its total assets in junk bonds, which are considered speculative. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery. The secondary markets in which non-investment grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular non-investment grade security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value ("NAV") of the Fund's Shares. Adverse publicity and investor perceptions may decrease the values and liquidity of non-investment grade securities.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions partially for cash and partially in-kind, rather than principally for in-kind securities, because of the nature of the Fund's investments. Because the Fund currently intends to effect redemptions partially for cash, rather than principally in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption entirely in-kind, and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an entirely in-kind redemption process.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks.
Mortgage-backed securities have different risk characteristics than traditional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Prepayment risk includes the possibility that, as interest rates fall, securities with stated
interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Certain mortgage-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities.

Asset-Backed Securities Risk. The Fund may invest in asset-backed securities, which have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but they may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments.
Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, also may influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Certain asset-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities.

Derivatives Risk. The Fund may invest in derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid. Many derivative transactions are entered into "over-the-counter" (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund's counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund's contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Derivatives may be more difficult to purchase, sell or value than other investments.

Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests and incur higher taxes.

Counterparty Risk. To the extent that the Fund engages in over-the-counter derivative transactions, it will be subject to credit risk with respect to the counterparties. The Fund may obtain only a limited recovery, or no recovery, or may experience significant delays in obtaining recovery, under derivative contracts if a counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under a derivative contract.

Leverage Risk. The Fund may engage in transactions, including the use of derivatives, that may give rise to a form of leverage, which may impair the
Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise cause it to not achieve its intended objective.
Leverage magnifies the potential for gain and the risk of loss. If the Fund uses leverage, there can be no assurance that the Fund's leverage strategy will be successful. Leverage may cause the Fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the Fund. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Fund's Shares will decrease faster than if the Fund had not used leverage. To mitigate leveraging risk, the Fund will earmark liquid assets or establish a segregated account or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements.

Risks of Investing in U.S. Treasury Futures. The Fund may invest in futures contracts on U.S. Treasury securities to manage interest rate risk. These futures contracts enable the Fund to buy or sell a U.S. Treasury security in the future at an agreed-upon price and require special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Fund enters into a futures contract on
U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Fund's return. The Fund could also experience losses if the U.S. Treasury securities underlying futures contracts are not correlated closely with the securities held by the Fund or if the Fund is unable to close out a position because the market for such derivatives becomes illiquid.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the Fund's portfolio, the ability of the Fund to value its securities becomes more difficult. As such, the judgment of Invesco PowerShares Capital Management LLC (the "Adviser"),
using fair value procedures adopted by the Board of Trustees (the "Board")
of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"),
may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

Market Risk. Securities in which the Fund invests are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk, Lose Money	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 0.87% (3rd Quarter 2009) (0.25)% (4th Quarter 2010)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Active Low Duration Fund (Prospectus Summary) | PowerShares Active Low Duration Fund | Barclays Capital 1-3 Year U.S. Treasury Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008
PowerShares Active Low Duration Fund (Prospectus Summary) | PowerShares Active Low Duration Fund | Barclays Capital U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008
PowerShares Active Low Duration Fund (Prospectus Summary) | PowerShares Active Low Duration Fund | PowerShares Active Low Duration Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368
Annual Return 2009	rr_AnnualReturn2009	1.07%
Annual Return 2010	rr_AnnualReturn2010	1.95%
Annual Return 2011	rr_AnnualReturn2011	1.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.25%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008
PowerShares Active Low Duration Fund (Prospectus Summary) | PowerShares Active Low Duration Fund | PowerShares Active Low Duration Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008
PowerShares Active Low Duration Fund (Prospectus Summary) | PowerShares Active Low Duration Fund | PowerShares Active Low Duration Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008

PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund
PowerShares Active Mega Cap Fund
Investment Objective
The investment objective of the PowerShares Active Mega Cap Fund (the "Fund") is long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Active Mega Cap Fund
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Active Mega Cap Fund	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in a portfolio of equity securities of mega-capitalization companies. The Fund principally purchases common stock. The Fund considers a company to be a mega-capitalization company if it has a market capitalization, at the time of purchase, equal to or greater than the market capitalization of the smallest company in the Russell Top 200®
Index (the "Benchmark Index"). As of December 31, 2011, the market capitalization of the companies included in the Benchmark Index was between
$3.58 billion and $406.27 billion. The Fund selects a universe of securities that is determined using the Benchmark Index as a guide in structuring and selecting its investments. However, the Fund will invest in securities included in the Benchmark Index as well as securities not included in the Benchmark
Index.

In seeking to outperform the Benchmark Index, Invesco Advisers, Inc. ("Invesco"
or the "Sub-Adviser") evaluates fundamental and behavioral factors to forecast individual security returns and applies proprietary and non-proprietary risk and transaction cost models to forecast individual security risk and transaction costs. Based on the individual security forecasts, the Sub-Adviser seeks to construct the optimal portfolio holdings for the Fund and to manage risk.

The Fund invests in securities that the Sub-Adviser believes have favorable prospects for above average growth while attempting to maintain a high correlation between the return of the Benchmark Index and the return of the
Fund's portfolio. The Fund attempts to overweight securities with prospects for above average growth and favorable risk profile characteristics identified in the evaluation process and underweight securities with less advantageous characteristics. The Sub-Adviser generally repeats the security and portfolio evaluation process once per month.

Invesco will consider eliminating or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security's risk profile changes. Invesco
PowerShares Capital Management LLC (the "Adviser") executes all trades on behalf of the Fund.

The Fund typically maintains a portion of its assets in cash, which generally will be invested in either cash instruments or unaffiliated money market funds.
The Fund will hold cash to handle its daily cash needs, which include payment of
Fund expenses and securities transactions expenses. The amount of cash that the
Fund holds may increase if the Fund takes a temporary defensive position. The
Fund may take a temporary defensive position if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions. Maintaining a larger proportion of the Fund's assets in cash rather than securities could negatively impact the Fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the
Fund's losses in the event of falling market prices and provide liquidity to make additional investments.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the
Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Mega Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in securities of smaller companies.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Market Risk. Securities in which the Fund invests are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

Best Quarter Worst Quarter 15.10% (2nd Quarter 2009) (12.49)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Active Mega Cap Fund	Return Before Taxes	6.82%	2.99%	Apr 11, 2008
PowerShares Active Mega Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	6.29%	2.51%	Apr 11, 2008
PowerShares Active Mega Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.42%	2.26%	Apr 11, 2008
PowerShares Active Mega Cap Fund Russell Top 200 ® Index	Russell Top 200® Index (reflects no deduction for fees, expenses or taxes)	2.83%	0.33%	Apr 11, 2008
PowerShares Active Mega Cap Fund S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	0.89%	Apr 11, 2008

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Active Mega Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the PowerShares Active Mega Cap Fund (the "Fund") is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in a portfolio of equity securities of mega-capitalization companies. The Fund principally purchases common stock. The Fund considers a company to be a mega-capitalization company if it has a market capitalization, at the time of purchase, equal to or greater than the market capitalization of the smallest company in the Russell Top 200®
Index (the "Benchmark Index"). As of December 31, 2011, the market capitalization of the companies included in the Benchmark Index was between
$3.58 billion and $406.27 billion. The Fund selects a universe of securities that is determined using the Benchmark Index as a guide in structuring and selecting its investments. However, the Fund will invest in securities included in the Benchmark Index as well as securities not included in the Benchmark
Index.

In seeking to outperform the Benchmark Index, Invesco Advisers, Inc. ("Invesco"
or the "Sub-Adviser") evaluates fundamental and behavioral factors to forecast individual security returns and applies proprietary and non-proprietary risk and transaction cost models to forecast individual security risk and transaction costs. Based on the individual security forecasts, the Sub-Adviser seeks to construct the optimal portfolio holdings for the Fund and to manage risk.

The Fund invests in securities that the Sub-Adviser believes have favorable prospects for above average growth while attempting to maintain a high correlation between the return of the Benchmark Index and the return of the
Fund's portfolio. The Fund attempts to overweight securities with prospects for above average growth and favorable risk profile characteristics identified in the evaluation process and underweight securities with less advantageous characteristics. The Sub-Adviser generally repeats the security and portfolio evaluation process once per month.

Invesco will consider eliminating or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security's risk profile changes. Invesco
PowerShares Capital Management LLC (the "Adviser") executes all trades on behalf of the Fund.

The Fund typically maintains a portion of its assets in cash, which generally will be invested in either cash instruments or unaffiliated money market funds.
The Fund will hold cash to handle its daily cash needs, which include payment of
Fund expenses and securities transactions expenses. The amount of cash that the
Fund holds may increase if the Fund takes a temporary defensive position. The
Fund may take a temporary defensive position if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions. Maintaining a larger proportion of the Fund's assets in cash rather than securities could negatively impact the Fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the
Fund's losses in the event of falling market prices and provide liquidity to make additional investments.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the
Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Mega Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in securities of smaller companies.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Market Risk. Securities in which the Fund invests are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk, Lose Money	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 15.10% (2nd Quarter 2009) (12.49)% (3rd Quarter 2011)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund | Russell Top 200 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Top 200® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008
PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008
PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund | PowerShares Active Mega Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2009	rr_AnnualReturn2009	25.91%
Annual Return 2010	rr_AnnualReturn2010	11.28%
Annual Return 2011	rr_AnnualReturn2011	6.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.49%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008
PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund | PowerShares Active Mega Cap Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008
PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund | PowerShares Active Mega Cap Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 11, 2008

PowerShares Active U.S. Real Estate Fund (Prospectus Summary) | PowerShares Active U.S. Real Estate Fund
PowerShares Active U.S. Real Estate Fund
Investment Objective
The investment objective of the PowerShares Active U.S. Real Estate Fund (the "Fund") is high total return through growth of capital and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or in the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Active U.S. Real Estate Fund
Management Fees (unitary management fee)	0.80%
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Active U.S. Real Estate Fund	82	255	444	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities of companies that are principally engaged in the U.S. real estate industry and included within the FTSE NAREIT Equity REITs Index. The Fund considers a company to be principally engaged in the U.S. real estate industry if it (i) derives 50% of its revenues or profits from the ownership, leasing, construction, financing or sale of U.S. real estate; or (ii) has at least 50% of the value of its assets invested in U.S. real estate. The Fund plans to invest principally in equity real estate investment trusts ("REITs"). Equity REITs pool investors'
funds for investments primarily in real estate properties or real estate-related loans (such as mortgages). The Fund also may invest in real estate operating companies ("REOCs"), as well as securities of other companies principally engaged in the U.S. real estate industry. REOCs are similar to REITs, except that REOCs reinvest their earnings into the business, rather than distributing them to unitholders like REITs.

The Fund structures and selects its investments primarily from a universe of securities that are included within the FTSE NAREIT Equity REITs Index at the time of purchase. In constructing the portfolio, Invesco Advisers, Inc., the
Fund's sub-adviser ("Invesco" or the "Sub-Adviser"), analyzes quantitative and statistical metrics to identify attractively priced securities. The Sub-Adviser will consider selling or reducing a security position if (i) the relative attractiveness of a security falls below desired levels, (ii) its quantitative risk/return profile changes significantly, or (iii) a more attractive investment opportunity is identified. The Sub-Adviser generally conducts the security and portfolio evaluation process monthly.

Under normal market conditions, the Fund anticipates being invested fully.
However, the Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents that may include unaffiliated money market funds if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Maintaining a larger proportion of the Fund's assets in cash rather than securities could negatively impact the Fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the Fund's losses in the event of falling market prices and provide liquidity to make additional investments.

Invesco PowerShares Capital Management LLC (the "Adviser") executes all trades on behalf of the Fund.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of companies that are principally engaged in the U.S. real estate industry.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the
Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Risks of Investing in the Real Estate Industry. Investments in the real estate industry may be affected by economic, legal, cultural, environment or technological factors that affect the property values, rents or occupancies of real estate related to the Fund's holdings.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Fund will be invested in companies that are principally engaged in the real estate industry. By focusing in companies that are principally engaged in the real estate industry, the Fund faces more risks than if it were diversified broadly over a range of companies or industries. At times, companies that are principally engaged in the real estate industry may be out of favor and underperform other companies or the market as a whole.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Market Risk. Securities in which the Fund invests are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

Best Quarter Worst Quarter 33.10% (3rd Quarter 2009) (32.28)% (1st Quarter 2009)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Active U.S. Real Estate Fund	Return Before Taxes	10.64%	36.93%	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund After Taxes on Distributions	Return After Taxes on Distributions	10.34%	35.99%	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.94%	32.03%	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	14.10%	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund FTSE NAREIT Equity REITs Index	FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)	8.28%	26.50%	Nov 20, 2008

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
PowerShares Active U.S. Real Estate Fund (Prospectus Summary) | PowerShares Active U.S. Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Active U.S. Real Estate Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the PowerShares Active U.S. Real Estate Fund (the "Fund") is high total return through growth of capital and current income.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or in the example below.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or in the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities of companies that are principally engaged in the U.S. real estate industry and included within the FTSE NAREIT Equity REITs Index. The Fund considers a company to be principally engaged in the U.S. real estate industry if it (i) derives 50% of its revenues or profits from the ownership, leasing, construction, financing or sale of U.S. real estate; or (ii) has at least 50% of the value of its assets invested in U.S. real estate. The Fund plans to invest principally in equity real estate investment trusts ("REITs"). Equity REITs pool investors'
funds for investments primarily in real estate properties or real estate-related loans (such as mortgages). The Fund also may invest in real estate operating companies ("REOCs"), as well as securities of other companies principally engaged in the U.S. real estate industry. REOCs are similar to REITs, except that REOCs reinvest their earnings into the business, rather than distributing them to unitholders like REITs.

The Fund structures and selects its investments primarily from a universe of securities that are included within the FTSE NAREIT Equity REITs Index at the time of purchase. In constructing the portfolio, Invesco Advisers, Inc., the
Fund's sub-adviser ("Invesco" or the "Sub-Adviser"), analyzes quantitative and statistical metrics to identify attractively priced securities. The Sub-Adviser will consider selling or reducing a security position if (i) the relative attractiveness of a security falls below desired levels, (ii) its quantitative risk/return profile changes significantly, or (iii) a more attractive investment opportunity is identified. The Sub-Adviser generally conducts the security and portfolio evaluation process monthly.

Under normal market conditions, the Fund anticipates being invested fully.
However, the Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents that may include unaffiliated money market funds if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Maintaining a larger proportion of the Fund's assets in cash rather than securities could negatively impact the Fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the Fund's losses in the event of falling market prices and provide liquidity to make additional investments.

Invesco PowerShares Capital Management LLC (the "Adviser") executes all trades on behalf of the Fund.

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of companies that are principally engaged in the U.S. real estate industry.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest 25% or more of the value of its total assets in securities of companies that are principally engaged in the U.S. real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the
Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Risks of Investing in the Real Estate Industry. Investments in the real estate industry may be affected by economic, legal, cultural, environment or technological factors that affect the property values, rents or occupancies of real estate related to the Fund's holdings.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Fund will be invested in companies that are principally engaged in the real estate industry. By focusing in companies that are principally engaged in the real estate industry, the Fund faces more risks than if it were diversified broadly over a range of companies or industries. At times, companies that are principally engaged in the real estate industry may be out of favor and underperform other companies or the market as a whole.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Market Risk. Securities in which the Fund invests are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk, Lose Money	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 33.10% (3rd Quarter 2009) (32.28)% (1st Quarter 2009)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Active U.S. Real Estate Fund (Prospectus Summary) | PowerShares Active U.S. Real Estate Fund | S&P 500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund (Prospectus Summary) | PowerShares Active U.S. Real Estate Fund | FTSE NAREIT Equity REITs Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund (Prospectus Summary) | PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2009	rr_AnnualReturn2009	24.34%
Annual Return 2010	rr_AnnualReturn2010	26.92%
Annual Return 2011	rr_AnnualReturn2011	10.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.28%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	36.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund (Prospectus Summary) | PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	35.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2008
PowerShares Active U.S. Real Estate Fund (Prospectus Summary) | PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	32.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2008